Pension Benefits - Summary of major categories of plan assets (Detail) - Pension defined benefit plans [member]	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Tabular Form Of Portfolio Of Plan Assets In Percentage Terms [Line Items]
Cash and cash equivalents	1.00%	1.00%
Equity instruments	55.00%	33.00%
Debt instruments	41.00%	39.00%
Other	3.00%	27.00%
Percentage Contributed To Fair Value Of Plan Assets	100.00%	100.00%